Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 24,601	$ 15,703	$ 22,937	$ 43,930	$ 43,224	$ 6,414
Short-term investments	29,027	51,500		70,458
Prepaid expenses and other current assets	547	1,578		2,056
Total current assets	54,175	68,781		116,444
Property and equipment, net	403	3,113		5,572
Investment in joint venture	142	146		65
Restricted cash	789	789		439
Other long-term assets	24	24		23
Total assets	55,533	72,853		122,543
Current liabilities:
Accounts payable	757	2,242		2,183
Accrued expenses and other current liabilities	3,990	5,562		11,026
Total current liabilities	4,747	7,804		13,209
Other non-current liabilities	576	751		1,116
Total liabilities	5,323	8,555		14,325
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, no shares issued and outstanding	0	0		0
Common stock, $0.001 par value; 100,000,000 shares authorized; 35,725,230 and 35,641,505 shares issued and outstanding at December 31, 2017 and 2016, respectively	36	36		36
Additional paid-in capital	366,735	365,769		358,419
Accumulated other comprehensive loss	(9)	(27)		(60)
Accumulated deficit	(316,552)	(301,480)		(250,177)
Total stockholders’ equity	50,210	64,298		108,218	$ 126,850	$ 55,325
Total liabilities and stockholders’ equity	$ 55,533	$ 72,853		$ 122,543